Advances to Suppliers, Net (Details) - Schedule of Changes of Allowance for Doubtful Accounts - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 3,138	$ 449,517	$ 449,517
Provision for credit losses		(434,668)
Recovery			(400,107)
Foreign exchange translation	(72)	(11,711)	(4,169)
Ending balance	$ 3,066	$ 3,138	$ 45,241